Commitments and Contingencies (Details Narrative) - USD ($)	Jan. 14, 2021	Nov. 20, 2020
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares		2,156,250
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares	1,500,000
Gross proceeds from IPO	$ 115,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares	1,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares	11,500,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during the period, shares	1,500,000
Cash underwriting fee, percentage	1.33%
Gross proceeds from IPO	$ 1,529,500
Deferred underwriting fee, percentage	3.67%
Proceeds from deferred underwriting	$ 4,220,500